PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net consist of the following:

	September 30,	December 31,
	2016	2015
Laboratory equipment	$2,559,986	$2,559,986
Computer/office equipment and software	187,337	187,337
Furniture, fixtures and office equipment	73,734	73,734
Leasehold improvements	75,262	75,262
	2,896,319	2,896,319
Less - Accumulated depreciation and amortization	(1,865,127)	(1,384,826)
	$1,031,192	$1,511,493

Property and equipment, net consist of the following:

	December 31,
	2015	2014
Laboratory equipment	$2,559,986	$1,611,513
Computer/office equipment and software	187,337	117,429
Furniture, fixtures and office equipment	73,734	23,526
Leasehold improvements	75,262	112,507
	2,896,319	1,864,975
Less – Accumulated depreciation and amortization	(1,384,826)	(857,848)
Total property and equipment, net	$1,511,493	$1,007,127